UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               October 23, 2008
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           26
Form 13F Information Table Value Total:       358173
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	12697	494800	SOLE
Atmos Energy		COM	49560105	23772	893000	SOLE
Beckman Coulter		COM	75811109	19552	275425	SOLE
Brinks 			COM	109696104	13615	223125	SOLE
Cabelas			COM	126804301	18391	1522450	SOLE
Cintas			COM	172908105	21217	739000	SOLE
Coinstar		COM	19259p300	11454	357950	SOLE
Deluxe			COM	248019101	19047	1323650	SOLE
Entertainment PropertiesCOM	29380t105	27144	496055	SOLE
Equifax 		COM	294429105	300	8700	SOLE
First Industrial Realty COM	32054k103	1453	50650	SOLE
Frontier Comms		COM	35906A108	1967	171000	SOLE
Intl Flav & Fragrances	COM	459506101	18096	458600	SOLE
Jack Henry		COM	426281101	23430	1152500	SOLE
Martin Marietta		COM	573284106	20649	184400	SOLE
McCormick		COM	579780206	12397	322425	SOLE
Mobile Mini		COM	60740f105	13480	697370	SOLE
NSTAR			COM	67019e107	1675	50000	SOLE
O'Reilly Automotive	COM	686091109	696	26000	SOLE
SEIC			COM	784117103	4644	209200	SOLE
Sonic 			COM	835451105	21882	1501850	SOLE
Sonoco 			COM	835495102	20426	688224	SOLE
Stanley Works		COM	854616109	19067	456795	SOLE
Total System Services	COM	891906109	17810	1086000	SOLE
UDR			COM	902653104	12838	490955	SOLE
iStar Financial		COM	45031u101	474	182200	SOLE